Operating Expenses And Administration Fee	12 Months Ended
Dec. 31, 2015
Millburn Multi-Markets Fund L.P. [Member]
Operating Expenses And Administration Fee
5.	OPERATING EXPENSES AND ADMINISTRATION FEE

Operating expenses of the Partnership include, but are not limited to, legal fees, accounting fees and filing fees. Total operating expenses of the Partnership (including its pro-rata share of Master Fund expenses) are not expected to exceed 1/2 of 1% per annum of the Partnership's average month-end net asset value. For the years ended December 31, 2015 and 2014, the Partnership incurred Partnership-level administrative and operating expenses of $311,120 and $365,540, respectively. These amounts are included in the Statements of Operations under "Administrative fee and operating expenses." For the years ended December 31, 2015 and 2014, the General Partner waived Partnership-level operating expenses of $94,023 and $42,717, respectively.

The General Partner of the Master Fund is paid a monthly administration fee as disclosed in the Master Fund's financial statements included in Section II of this annual report.

The General Partner has paid expenses incurred in connection with the organization of the Partnership and the initial offering of the Units. The total amount paid by the General Partner was $191,967. The Master Fund, on behalf of the Partnership, reimbursed the General Partner for these costs in 60 equal monthly installments of $3,199 which began on August 1, 2009. However, to the extent that for any month the $3,199 exceeded 1/12 of 0.05% of the Partnership's month-end net asset value (a 0.05% annual rate), such excess was not to be reimbursed by the Partnership, but was to be absorbed by the General Partner. As of December 31, 2014, pursuant to this calculation, $30,987 were borne by the General Partner and were not reimbursed by the Partnership. For the year ended December 31, 2014, costs incurred were $22,396 and were included in "Administrative fee and operating expenses" in the Master Fund's Statements of Operations. The final accrual period was July 31, 2014.